Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Brandes International Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class A/BIEAX) (with maximum sales charge)
Average Annual Return, Percent	[1]	20.90%	12.00%	8.97%
Brandes International Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class C/BIECX) (with maximum sales charge)
Average Annual Return, Percent	[2],[3]	26.39%	12.56%	8.99%
Brandes International Equity Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class I/BIIEX)
Average Annual Return, Percent		28.56%	13.62%	9.88%
Brandes International Equity Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class R6/BIERX)
Average Annual Return, Percent		28.68%	13.73%	10.02%
Brandes Global Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class A/BGEAX) (with maximum sales charge)
Average Annual Return, Percent	[1]	15.79%	11.47%	10.12%
Brandes Global Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class C/BGVCX) (with maximum sales charge)
Average Annual Return, Percent	[2],[3]	20.97%	11.96%	10.11%
Brandes Global Equity Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class I/BGVIX)
Average Annual Return, Percent		23.17%	13.07%	11.04%
Brandes Emerging Markets Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class A/BEMAX) (with maximum sales charge)
Average Annual Return, Percent	[1]	40.38%	8.94%	7.46%
Brandes Emerging Markets Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class C/BEMCX) (with maximum sales charge)
Average Annual Return, Percent	[3]	46.88%	9.53%	7.51%
Brandes Emerging Markets Value Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class I/BEMIX)
Average Annual Return, Percent		49.19%	10.45%	8.32%
Brandes Emerging Markets Value Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class R6/BEMRX)
Average Annual Return, Percent	[4]	49.46%	10.58%	8.47%
Brandes International Small Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class A/BISAX) (with maximum sales charge)
Average Annual Return, Percent	[1]	22.96%	17.44%	10.02%
Brandes International Small Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class C/BINCX) (with maximum sales charge)
Average Annual Return, Percent	[2],[3]	28.75%	18.15%	10.08%
Brandes International Small Cap Equity Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class I/BISMX)
Average Annual Return, Percent		30.76%	19.09%	10.91%
Brandes International Small Cap Equity Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class R6/BISRX)
Average Annual Return, Percent	[5]	30.84%	19.24%	11.04%
Brandes Small Cap Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class A/BSCAX) (with maximum sales charge)
Average Annual Return, Percent	[1]	34.29%	13.94%	13.40%
Brandes Small Cap Value Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class I/BSCMX)
Average Annual Return, Percent		42.77%	15.59%	14.39%
Brandes Small Cap Value Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class R6/BSCRX)
Average Annual Return, Percent	[6]	43.11%	15.88%	13.81%
Brandes Core Plus Fixed Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (with maximum sales charge)
Average Annual Return, Percent	[7]	(0.12%)	0.33%	1.58%
Brandes Core Plus Fixed Income Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class I/BCPIX)
Average Annual Return, Percent		4.05%	1.34%	2.23%
Brandes Core Plus Fixed Income Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)
Average Annual Return, Percent	[8]	3.93%	1.71%	2.74%
Brandes Separately Managed Account Reserve Trust - Fund Level
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Separately Managed Account Reserve Trust
Average Annual Return, Percent		4.56%	2.60%	3.70%
Without Sales Load [Member] | Brandes International Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class A/BIEAX) (without sales charge)
Average Annual Return, Percent		28.28%	13.34%	9.62%
Without Sales Load [Member] | Brandes International Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class C/BIECX) (without sales charge)
Average Annual Return, Percent	[3]	27.42%	12.56%	8.99%
Without Sales Load [Member] | Brandes Global Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class A/BGEAX) (without sales charge)
Average Annual Return, Percent		22.86%	12.80%	10.77%
Without Sales Load [Member] | Brandes Global Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class C/BGVCX) (without sales charge)
Average Annual Return, Percent	[3]	21.95%	11.96%	10.11%
Without Sales Load [Member] | Brandes Emerging Markets Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class A/BEMAX) (without sales charge)
Average Annual Return, Percent		48.95%	10.24%	8.10%
Without Sales Load [Member] | Brandes Emerging Markets Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class C/BEMCX) (without sales charge)
Average Annual Return, Percent	[2],[3]	47.88%	9.53%	7.51%
Without Sales Load [Member] | Brandes International Small Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class A/BISAX) (without sales charge)
Average Annual Return, Percent		30.46%	18.84%	10.68%
Without Sales Load [Member] | Brandes International Small Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class C/BINCX) (without sales charge)
Average Annual Return, Percent	[3]	29.68%	18.15%	10.08%
Without Sales Load [Member] | Brandes Small Cap Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class A/BSCAX) (without sales charge)
Average Annual Return, Percent		42.46%	15.30%	14.07%
Without Sales Load [Member] | Brandes Core Plus Fixed Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (without sales charge)
Average Annual Return, Percent		3.72%	1.10%	1.98%
MSCI EAFE (Europe, Australasia and Far East) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia and Far East) Index
Average Annual Return, Percent		21.27%	7.91%	8.38%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		18.90%	10.27%	11.80%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		29.55%	3.69%	7.80%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		24.92%	7.02%	8.38%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		18.09%	10.87%	13.72%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
MSCI EAFE (Europe, Australasia and Far East) Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia and Far East) Value Index
Average Annual Return, Percent		30.05%	12.19%	9.34%
MSCI World Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index
Average Annual Return, Percent		16.60%	9.59%	9.35%
MSCI Emerging Markets Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index
Average Annual Return, Percent		28.65%	6.14%	7.27%
MSCI ACWI ex USA Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index
Average Annual Return, Percent		27.82%	5.66%	8.01%
MSCI ACWI ex USA Small Cap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Value Index
Average Annual Return, Percent		28.53%	8.03%	8.48%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		25.72%	3.77%	9.88%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		28.09%	5.79%	9.61%
Bloomberg U.S. Intermediate Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Credit Bond Index
Average Annual Return, Percent		5.25%	1.93%	2.84%

[1]	Maximum sales charge imposed on Class A purchases is 5.75%.
[2]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
[3]	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
[4]	Performance shown prior to July 11, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
[5]	Performance shown prior to June 27, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
[6]	Performance shown prior to January 2, 2018 for Class R6 shares reflects the performance of Class I shares.
[7]	Maximum sales charge imposed on Class A purchases is 3.75%.
[8]	Performance shown prior to October 10, 2017 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.